J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan International Equity Fund

JPMorgan International Focus Fund

(each, a “Fund” and collectively, the “Funds”)

(All Share Classes)

Supplement dated July 29, 2025

to the current Summary Prospectuses, Prospectuses,

and Statement of Additional Information (“SAI”), as supplemented

Effective September 30, 2025, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

JPMorgan International Equity Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Thomas Murray	2004	Managing Director
James Sutton	2020	Executive Director
Zenah Shuhaiber	2022	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — International Equity Fund” section of each Prospectus is deleted in its entirety and replaced with the following:

International Equity Fund

The portfolio management team is led by Thomas Murray, a Managing Director and CFA charterholder. James Sutton, an Executive Director and CFA charterholder, and Zenah Shuhaiber, an Executive Director and CFA charterholder, assist Mr. Murray in the day-to-day management of the Fund. Mr. Murray has worked at JPMIM or its affiliates (or one of their predecessors) since 1996 and has been a portfolio manager of the Fund since March 2004. Mr. Sutton has worked at JPMIM or its affiliates (or one of their predecessors) since 2010 and has been a portfolio manager of the Fund since December 2020. Ms. Shuhaiber has worked at JPMIM or its affiliates (or one of their predecessors) since 2005 and has been a portfolio manager of the Fund since December 2022.

JPMorgan International Focus Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Thomas Murray	2011	Managing Director
Lucy Parken	2025	Managing Director

SUP-INE-PM-725

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — International Focus Fund” section of each Prospectus is deleted in its entirety and replaced with the following:

International Focus Fund

The portfolio management team is led by Tom Murray and Lucy Parken, each a Managing Director and CFA charterholder. Mr. Murray and Ms. Parken share authority in the day-to-day management of the Fund. Mr. Murray has worked at JPMIM or its affiliates (or one of their predecessors) since 1996 and has been a portfolio manager of the Fund since inception. Ms. Parken is a portfolio manager in the International Equity Group focusing on international core portfolios and has worked at JPMIM or its affiliates (or one of their predecessors) since 2005.

Effective September 30, 2025, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the SAI with respect to each Fund is hereby deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Equity Fund
Thomas Murray	14	3,833,208	6	1,792,330	52	7,967,216
James Sutton	2	188,857	4	1,711,372	3	2,055,241
Zenah Shuhaiber	2	583,302	6	2,332,198	12	3,799,631

International Focus Fund
Thomas Murray	14	6,608,023	6	1,792,330	52	7,967,216
Lucy Parken*	0	0	0	0	0	0

*	As of 6/30/25

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Equity Fund
Thomas Murray	0	0	0	0	3	612,377
James Sutton	0	0	0	0	0	0
Zenah Shuhaiber	0	0	0	0	1	96,381

International Focus Fund
Thomas Murray	0	0	0	0	3	612,377
Lucy Parken*	0	0	0	0	0	0

*	As of 6/30/25

In addition, effective September 30, 2025, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to each Fund is hereby deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Equity Fund
Thomas Murray						X
James Sutton			X
Zenah Shuhaiber			X

International Focus Fund
Thomas Murray						X
Lucy Parken*			X

*	As of 6/30/25

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE